Other Income (Expenses), Net (Details) CAD in Millions, $ in Millions		3 Months Ended	12 Months Ended
	Jan. 25, 2015 CAD	Jun. 30, 2016 CAD	Dec. 31, 2016 CAD	Dec. 31, 2015 CAD	Jun. 30, 2016 USD ($)
Increase (Decrease) in Allowance for Equity Funds Used During Construction			CAD 22	CAD 2
Foreign Currency Transaction Gain (Loss), before Tax			(43)	27
Other			11	1
Other Nonoperating Income (Expense)			174	141
Algonquin Power and Utilities Corporation [Member]
Gain (Loss) on Investments			160	0
Gain Loss On Conversion Of Subscription Receipts			63	0
The Barbados Light and Power Company Limited [Member]
Gain (Loss) on Investments		CAD 53
Increase (Decrease) in Self Insurance Reserve			53	0
Self Insurance Reserve		30			$ 22
Gain (Loss) On Investments After Tax		CAD 43
TECO Energy Inc [Member]
Foreign Currency Transaction Gain (Loss), before Tax			(135)	119
Convertible Subordinated Debt				CAD 2,185
Convertible debenture interest rate				4.00%
Northeast Wind Partnership [Member]
Gain (Loss) on Investments	CAD 19		CAD 0	CAD 19
Equity Method Investment, Ownership Percentage	49.00%
Gain (Loss) On Investments After Tax	CAD 12